Acquisition of North Penn Bancorp, Inc. (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Acquisition of North Penn Bancorp, Inc. [Abstract]
Total purchase price	$ 25,396
Net Assets Acquired: Cash	15,192
Net Assets Acquired: Securities available for sale	12,671
Net Assets Acquired: Restricted investments	985
Net Assets Acquired: Loans	118,336
Net Assets Acquired: Accrued interest receivable	566
Net Assets Acquired: Premises & equipment, net	2,931
Net Assets Acquired: Core deposit intangible	895
Net Assets Acquired: Deferred tax assets	2,715
Net Assets Acquired: Other assets	5,403
Net Assets Acquired: Time deposits	(51,936)
Net Assets Acquired: Deposits other than time deposits	(83,498)
Net Assets Acquired: Borrowings	(7,776)
Net Assets Acquired: Accrued interest payable	(203)
Net Assets Acquired: Other liabilities	(600)
Net Assets Acquired	15,681
Goodwill resulting from North Penn Merger	$ 9,715	$ 9,715